Commitments and Contingencies - Summary of Guarantees Provided by the Group for Third Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Used amount	₩ 10,006,685	₩ 8,437,703
KT Engineering Co Ltd [Member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Gasan Solar Power Plant Inc.
Limit	₩ 4,700
Used amount	₩ 672
KT Engineering Co Ltd [Member] | Suhyup Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	SPP Inc.
Limit	₩ 3,250
Used amount	₩ 345
KT Engineering Co Ltd [Member] | Suhyup Bank One [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Korea Cell Inc.
Limit	₩ 3,250
Used amount	₩ 338
KT Engineering Co Ltd [Member] | Suhyup Bank Two [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	San-Ya Agricultural Association Corporation
Limit	₩ 3,250
Used amount	₩ 345
KT Alpha Co Ltd KT Hitel Co Ltd [Member] | T-commerce cash payers [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Cash payers
Limit	₩ 860
Used amount	₩ 0
Nasmedia Co Ltd [member] | Korea Securities Finance Corp [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Stockholders Association Members
Limit	₩ 5,654
Used amount	₩ 986
Bottom of range [member] | KT Engineering Co Ltd [Member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 7, 2010
Bottom of range [member] | KT Engineering Co Ltd [Member] | Suhyup Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 17, 2014
Bottom of range [member] | KT Engineering Co Ltd [Member] | Suhyup Bank One [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 17, 2014
Bottom of range [member] | KT Engineering Co Ltd [Member] | Suhyup Bank Two [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 17, 2014
Bottom of range [member] | KT Alpha Co Ltd KT Hitel Co Ltd [Member] | T-commerce cash payers [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 14, 2022
Top of range [member] | KT Engineering Co Ltd [Member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 8, 2025
Top of range [member] | KT Engineering Co Ltd [Member] | Suhyup Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 16, 2024
Top of range [member] | KT Engineering Co Ltd [Member] | Suhyup Bank One [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 16, 2024
Top of range [member] | KT Engineering Co Ltd [Member] | Suhyup Bank Two [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 16, 2024
Top of range [member] | KT Alpha Co Ltd KT Hitel Co Ltd [Member] | T-commerce cash payers [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 14, 2023